Fair value (Details) - Fair value measurements on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Total	$ 53,628	$ 67,203	$ 114,388
Level 1
Assets:
Total	24,601	15,703	43,930
Level 2
Assets:
Total	29,027	51,500	70,458
Cash and money market funds
Assets:
Total	24,601	15,703	43,930
Cash and money market funds | Level 1
Assets:
Total	24,601	15,703	43,930
Corporate debt securities (including commercial paper)
Assets:
Total	21,046	35,531	48,466
Corporate debt securities (including commercial paper) | Level 2
Assets:
Total	21,046	35,531	$ 48,466
U.S. government securities
Assets:
Total	7,981	15,969
U.S. government securities | Level 2
Assets:
Total	$ 7,981	$ 15,969